Drinker Biddle & Reath LLP
One Logan Square
18th and Cherry Streets
Philadelphia, PA 19103
(215) 988-2700 (Phone)
(215) 988-2757 (Facsimile)
www.drinkerbiddle.com

November 27, 2009

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	BHR Institutional Funds
(1933 Act Registration No. 333-135371)
(1940 Act Registration No. 811-21913)

Ladies and Gentlemen:

On behalf of BHR Institutional Funds (the “Trust”) transmitted herewith for filing under the Securities Act of 1933, as amended (the “Securities Act”) and the Investment Company Act of 1940, as amended, is Post-Effective Amendment No. 25 to the Trust’s Registration Statement on Form N-1A (the “Amendment”).

The Amendment is being filed pursuant to paragraph (a) of Rule 485 under the Securities Act and will become effective on January 28, 2009 pursuant to sub-paragraph (a)(1) of Rule 485.  The purpose of the Amendment is to bring the prospectuses and statements of additional information for each series of the Trust into compliance with the recent amendments to Form N-1A.  The Company plans to file a post-effective amendment pursuant to paragraph (b) of Rule 485 prior to the effectiveness of the Amendment to update annual financial and other information with respect to each of the series of the Trust.

Questions and comments concerning the enclosed materials may be directed to me at (215) 988-3307.

Very truly yours,

/s/ Jillian L. Bosmann
Jillian L. Bosmann

cc:	Joshua B. Deringer
Michael P. Malloy